Expense Example - Floating Rate Income Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 350
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,580
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	1,995
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,075
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	$ 945